Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net, consists of the following:
	As of December 31,
	2023	2022

Accounts receivable	$28,620,423	$21,895,260
Less: Allowance for credit losses	(7,133,370)	(7,080,677)
Total accounts receivable, net	$21,487,053	$14,814,583

Schedule of Movement of Allowance for Doubtful Accounts	Movement of allowance for credit losses is as follows:
	As of December 31,
	2023	2022	2021

Beginning balance	$7,080,677	$2,607,600	$1,581,142
Provision for credit losses	256,834	4,783,518	1,011,760
Written-off	(6,214)	-	(34,879)
Foreign currency translation adjustments	(197,927)	(310,441)	49,577
Ending balance	$7,133,370	$7,080,677	$2,607,600